SHAREHOLDERS' EQUITY AND SHARE OWNERSHIP AND RIGHTS (Tables)	12 Months Ended
Dec. 31, 2021
SHAREHOLDERS' EQUITY AND SHARE OWNERSHIP AND RIGHTS
Schedule of stock options and warrants outstanding

The following vested stock options and warrants were outstanding at December 31, 2021, exercisable into ADSs:

	ADSs	Exercise Price	Year of maturity
Warrants held by 2020 noteholders	367,356	$3.98	2026
Warrants held by Investor	1,238,429	$3.98	2026
Warrants held by former Cellect warrantholders	110,263	$0.20-$11.00	2022-2024
Options held by former Cellect optionholders(1)	71,796	$8.60-$217.00	2022
Total	1,787,844
1)	The options held by former Cellect optionholders fully vested at the closing of the Merger and expire between January and October 2022. The incremental fair value of the stock options at the closing of the Merger was not significant. The options were issued under the Cellect Ltd. Employee Shares Incentive Plan (the “2014 Plan”). The 2014 Plan was amended and restated and initial grants were made to Company officers and directors, approved at the Company Annual General Meeting held on April 12, 2022. See Note 17.

	ADSs	Exercise Price
Series A warrants	6,665,922	$3.98
Series B warrants	6,665,922	$3.98
Series C warrants (1)	2,389,670	$3.98
Total	15,721,514
(1)	The Company expects to issue each of 2,389,670 additional Series A and Series B Warrants to the Investor upon exercise of the Series C Warrant, which are included in the totals in the table above.